INCOME TAX - Reconciliation of the income tax expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Income Tax Statutory Tax Rate PRC [Line Items]
Income before income taxes	$ 118,462	$ 99,627	$ 109,892
Withholding tax on dividends paid by subsidiaries	4,898
Total	11,390	16,634	20,554
People Republic Of China Subsidiaries [Member]
Income Tax Statutory Tax Rate PRC [Line Items]
Expected income tax expense at statutory tax rate in the PRC	29,614	24,998	33,221
Effect of different tax rates in various jurisdictions	1,567	3,541	4,665
Effect of preferential tax treatment	(15,228)	(12,707)	(14,334)
Effect of non-taxable income	(1,919)	(74)	(4,770)
Effect of additional deductible research and development expenses	(8,909)	(9,398)	(9,838)
Effect of non-deductible expenses	6,417	4,020	6,644
Under (over) provision of income tax in previous years	(2,322)	1,419	2,102
Change in valuation allowance	3,005	2,124	1,718
Withholding tax on dividends paid by subsidiaries	0	3,692	0
Others	$ (835)	$ (981)	$ 1,146